Commitments	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments
22.	COMMITMENTS

The Company’s commitments as of December 31, 2016 were as follows:

In millions of U.S. dollars	Total	2017	2018	2019	2020	2021	Thereafter
Operating leases	168	46	31	19	16	13	43
Purchase obligations	619	581	34	4	—	—	—
of which:
Equipment purchase	402	402	—	—	—	—	—
Foundry purchase	80	80	—	—	—	—	—
Software, design, technologies and licenses	137	99	34	4	—	—	—
Other obligations	406	248	90	47	9	5	7

Total	1,193	875	155	70	25	18	50

Operating leases are mainly related to building and equipment leases. The amount disclosed is composed of minimum payments for future leases from 2017 to 2021 and thereafter. The Company leases land, buildings, plants and equipment under operating leases that expire at various dates under non-cancellable lease agreements. Operating lease expense was $56 million for both the years ended December 31, 2016 and 2015 and $66 million for the year ended December 31, 2014.

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements and other service agreements.